Bank facilities (Details)	Dec. 31, 2019 CAD ($) $ / $	Dec. 31, 2019 USD ($) $ / $	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Unrealized gain (loss) on forward foreign exchange contracts	$ 306,000		$ (777,000)
Currency risk
Disclosure of detailed information about borrowings [line items]
Foreign exchange contracts	$ 16,800,000			$ 17,400,000
Average price of hedging instrument (CDN per USD)	1.32	1.32
Operating Facility
Disclosure of detailed information about borrowings [line items]
Facility, maximum borrowing capacity	$ 7,000,000
Facility, maximum borrowing capacity	$ 7,000,000
Operating Facility | Prime Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.50%	0.50%
Leasing Facility
Disclosure of detailed information about borrowings [line items]
Facility, maximum borrowing capacity	$ 1,830,770
Borrowings outstanding		$ 0		$ 0
Facility, maximum borrowing capacity	$ 1,830,770
EncoreFX Facility
Disclosure of detailed information about borrowings [line items]
Facility, maximum borrowing capacity		30,000,000
Facility, maximum borrowing capacity		30,000,000
EncoreFX Facility, Mark-to-Market Limit
Disclosure of detailed information about borrowings [line items]
Facility, maximum borrowing capacity		1,500,000
Facility, maximum borrowing capacity		$ 1,500,000